CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 March 13, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund II
                  (Registration Nos. 333-143964 and 811-21944)
               --------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 143 and under the Investment Company Act of 1940, as amended, Amendment No. 146 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates First Trust Indxx NextG ETF (formerly First Trust Nasdaq Smartphone Index Fund), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP


                                          By: /s/ Morrison C. Warren
                                              ------------------------------
                                                  Morrison C. Warren

Enclosures